Provisions - Additional Information (Detail) - CAD ($) $ in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 30, 2021	Oct. 31, 2025	Oct. 31, 2025
Disclosure of other provisions [line items]
Expense of restructuring activities		$ 373
Net expenses of restructuring activities		270
Amount of taxable temporary differences associated with investments in subsidiaries, associates and interests in joint ventures for which deferred tax liabilities have not been recognized		176	$ 176
Legal proceedings provision [member]
Disclosure of other provisions [line items]
New provisions, other provisions	$ 34		142
Other operating segment [Member]
Disclosure of other provisions [line items]
Non-current restructuring provision		$ 272	$ 272